EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 6, 2011 (Accession No. 0001193125-11-331494), to the Prospectus dated May 1, 2011, for the All Asset Allocation Portfolio, a series of EQ Advisors Trust.